CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Operating revenues	$ 77,481	$ 250,371	$ 241,836	$ 562,147	$ 761,065	$ 964,272	$ 1,305,438	$ 1,082,826
Operating costs and expenses
Depreciation and amortization	20,622	25,248	90,606	64,831	283,652	374,129	440,221	486,530
General and administrative	5,727	14,982	15,662	47,939	106,504	121,196	168,792	73,216
Merger and integration costs	0	5,033	0	13,786	0
Loss on impairment	0			0	1,119,517	3,915,408	615,294	802,133
Transaction costs on sale of operating assets		3,146		3,146
Hurricane losses		10,441		10,441
Pre-petition charges	0	0	3,894	0	14,409	14,409	0	0
Total operating costs and expenses	76,051	263,864	260,711	638,573	2,007,948	5,040,817	1,971,711	2,028,900
Operating loss	1,430	(13,493)	(18,875)	(76,426)	(1,246,883)	(4,076,545)	(666,273)	(946,074)
Other income (expense)
Interest expense, net of amounts capitalized	(229)	(8,870)	(23,427)	(23,628)	(164,586)	(164,653)	(279,435)	(297,611)
Gain (loss) on bargain purchase	0			64,479	0
Gain on extinguishment of debt, net	0	973	17,847	0	17,254	17,254	30,616	(1,793)
Interest income and other, net	399		7,872	7,490	8,546	9,012	6,007	8,302
Reorganization items, net	252,051		(9,014)	0	(9,014)	(23,930)	0	0
Income (loss) before income taxes	253,651	(21,390)	(25,597)	(28,085)	(1,394,683)	(4,238,862)	(909,085)	(1,237,176)
Income tax benefit (provision)	(3,423)	(2,275)	(25,271)	6,631	238,944	260,403	38,540	106,641
Net loss from continuing operations						(3,978,459)	(870,545)	(1,130,535)
Net loss from discontinued operations, net of tax	0	0	0	0	0	0	(3,821)	0
Net income (loss)	250,228	(23,665)	(50,868)	(21,454)	(1,155,739)	(3,978,459)	(874,366)	(1,130,535)
Net loss attributable to noncontrolling interests						0	173,776	245,485
Net loss attributable to the company	250,228	(23,665)	(50,868)	(21,454)	(1,155,739)	(3,978,459)	(700,590)	(885,050)
Loss from continuing operations	$ 250,228	$ (23,665)	$ (50,868)	$ (21,454)	$ (1,155,739)	(3,978,459)	(696,769)	(885,050)
Net loss from discontinued operations, net of tax						$ 0	$ (3,821)	$ 0
Basic:
Loss from continuing operations (usd per share)			$ (0.20)			$ (15.86)	$ (2.79)	$ (3.59)
Loss from discontinued operations (usd per share)						0	(0.02)	0
Net income (loss) (in usd per share)	$ 1.00	$ (0.36)	(0.20)	$ (0.35)	$ (4.61)	(15.86)	(2.81)	(3.59)
Diluted:
Loss from continuing operations (usd per share)			(0.20)			(15.86)	(2.79)	(3.59)
Loss from discontinued operations (usd per share)						0	(0.02)	0
Net income (loss) (in usd per share)	$ 0.98	$ (0.36)	$ (0.20)	$ (0.35)	$ (4.61)	$ (15.86)	$ (2.81)	$ (3.59)
Weighted- Average Shares Outstanding
Basic (in shares)	251,115	66,623	251,058	61,847	250,696	250,792	248,949	246,614
Diluted (in shares)	256,571	66,623	251,058	61,847	250,696	250,792	248,949	246,614
Contract drilling services
Operating revenues
Operating revenues	$ 74,051	$ 231,154	$ 227,050	$ 515,680	$ 714,555	$ 909,236	$ 1,246,058	$ 1,036,082
Operating costs and expenses
Cost of services	46,965	188,552	137,180	456,853	442,479	567,487	698,343	629,937
Reimbursables and other
Operating revenues
Operating revenues	3,430	19,217	14,786	46,467	46,510	55,036	59,380	46,744
Operating costs and expenses
Cost of services	2,737	16,462	13,369	41,577	41,387	48,188	49,061	37,084
Noble Finance Company
Operating revenues
Operating revenues	77,481	250,371	241,836	562,147	761,065	964,272	1,305,438	1,082,826
Operating costs and expenses
Depreciation and amortization	20,631	25,241	90,236	64,814	282,385	372,560	437,690	482,660
General and administrative	5,729	7,772	6,503	26,690	30,806	37,798	34,602	38,203
Merger and integration costs		4,149	0	7,099
Loss on impairment	0			0	1,119,517	3,915,408	615,294	802,133
Transaction costs on sale of operating assets		2,230		2,230
Hurricane losses		10,441		10,441
Total operating costs and expenses	75,800	254,181	247,083	607,975	1,915,580	4,940,185	1,832,912	1,988,208
Operating loss	1,681	(3,810)	(5,247)	(45,828)	(1,154,515)	(3,975,913)	(527,474)	(905,382)
Other income (expense)
Interest expense, net of amounts capitalized	(229)	(8,870)	(23,427)	(23,628)	(164,586)	(164,653)	(279,435)	(297,611)
Gain on extinguishment of debt, net	0	0	17,847	0	17,254	17,254	30,616	(1,793)
Interest income and other, net	400	975	7,871	7,489	8,536	9,014	6,670	8,282
Reorganization items, net	195,395		(49,974)		(49,974)	(50,778)	0	0
Income (loss) before income taxes	197,247	(11,705)	(52,930)	(61,967)	(1,343,285)	(4,165,076)	(769,623)	(1,196,504)
Income tax benefit (provision)	(3,422)	(2,275)	(25,272)	6,631	238,944	260,403	38,540	106,534
Net income (loss)	193,825	(13,980)	(78,202)	(55,336)	(1,104,341)	(3,904,673)	(734,904)	(1,089,970)
Net loss attributable to noncontrolling interests						0	173,776	245,485
Net loss attributable to the company	193,825	(13,980)	(78,202)	(55,336)	(1,104,341)	(3,904,673)	(561,128)	(844,485)
Loss from continuing operations						(3,904,673)	(731,083)	(1,089,970)
Net loss from discontinued operations, net of tax						0	(3,821)	0
Noble Finance Company | Contract drilling services
Operating revenues
Operating revenues	74,051	231,154	227,050	515,680	714,555	909,236	1,246,058	1,036,082
Operating costs and expenses
Cost of services	46,703	187,886	136,975	455,124	441,485	566,231	696,265	628,128
Noble Finance Company | Reimbursables and other
Operating revenues
Operating revenues	3,430	19,217	14,786	46,467	46,510	55,036	59,380	46,744
Operating costs and expenses
Cost of services	$ 2,737	$ 16,462	$ 13,369	$ 41,577	$ 41,387	$ 48,188	$ 49,061	$ 37,084